Development Of Allowance For Credit Losses For Financial Assets At Ammortized Cost (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	[1]	Jun. 30, 2021
Total Stages [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		€ 4,895		€ 4,946	[2]
Movements In Financial Assets Including New Business		488		154	[2]
Transfers Due To Credit Worthiness	[2],[3]			0
Financial Assets That Have Been Derecognized During The Period		(439)	[4]	(226)	[2],[5]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		35		33	[2]
Foreign Exchange And Other Changes		46		(21)	[2]
Balance, end of reporting period		5,024		4,886	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		488	[6],[7]	154	[2],[8],[9]
Stage 1 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		440		544	[2]
Movements In Financial Assets Including New Business		15		(201)	[2]
Transfers Due To Credit Worthiness		79	[10]	98	[2],[3]
Foreign Exchange And Other Changes		7		8	[2]
Balance, end of reporting period		541		448	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		94	[6],[7]	(104)	[2],[8],[9]
Stage 2 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		532		648	[2]
Movements In Financial Assets Including New Business		177		101	[2]
Transfers Due To Credit Worthiness		(85)	[10]	(113)	[2],[3]
Foreign Exchange And Other Changes		11		(3)	[2]
Balance, end of reporting period		634		634	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		92	[6],[7]	(12)	[2],[8],[9]
Stage 3 [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		3,740		3,614	[2]
Movements In Financial Assets Including New Business		295		237	[2]
Transfers Due To Credit Worthiness		6	[10]	15	[2],[3]
Financial Assets That Have Been Derecognized During The Period		(439)	[4]	(226)	[2],[5]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		32		26	[2]
Foreign Exchange And Other Changes		24		(28)	[2]
Balance, end of reporting period		3,658		3,638	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		301	[6],[7]	252	[2],[8],[9]
Stage 3 POCI [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year		182		139	[2]
Movements In Financial Assets Including New Business		1		17	[2]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost		3		8	[2]
Foreign Exchange And Other Changes		4		2	[2]
Balance, end of reporting period		190		166	[2]
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost		€ 1	[6],[7]	€ 17	[2],[8],[9]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of June 30, 2022
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2021
[3]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[4]	This position includes charge offs of allowance for credit losses
[5]	This position includes charge offs of allowance for credit losses.
[6]	Credit Loss Provision does include € 29 million reimbursement gain as of June 30, 2022.
[7]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[8]	Credit Loss Provision does include € 5 million reimbursement gain as of June 30, 2021.
[9]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[10]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.